Income Taxes - Summary of Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ 2	$ 16	$ 15
Effective tax rate	0.00%	0.00%	0.00%
Norwegian Tonnage Tax Regime
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ 20	$ 28	$ 29
Effective tax rate	23.00%	24.00%	25.00%
UK tax
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (18)	$ (12)	$ (14)
Effective tax rate	20.00%	20.00%	20.00%